Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Enterprise Technology Services Portfolio
(formerly IT Services Portfolio)
May 31, 2024
BSO-NPRT1-0724
1.802158.120
Common Stocks - 99.4%
	Shares	Value ($)
Broadline Retail - 2.0%
Broadline Retail - 2.0%
Amazon.com, Inc. (a)	197,000	34,758,680
Financial Services - 60.2%
Transaction & Payment Processing Services - 60.2%
Block, Inc. Class A (a)	902,900	57,857,832
Corpay, Inc. (a)	190,200	50,910,834
Fidelity National Information Services, Inc.	768,700	58,328,956
Fiserv, Inc. (a)	565,417	84,676,850
MasterCard, Inc. Class A	740,700	331,144,749
PayPal Holdings, Inc. (a)	407,540	25,670,945
Repay Holdings Corp. (a)	1,314,100	12,799,334
The Western Union Co.	4,800	61,440
Visa, Inc. Class A (b)	1,505,548	410,201,608
		1,031,652,548
Interactive Media & Services - 2.1%
Interactive Media & Services - 2.1%
Meta Platforms, Inc. Class A	77,200	36,039,276
IT Services - 23.3%
Internet Services & Infrastructure - 3.8%
Cloudflare, Inc. (a)(b)	107,800	7,296,982
MongoDB, Inc. Class A (a)(b)	133,300	31,466,798
Okta, Inc. (a)	147,400	13,071,432
Snowflake, Inc. (a)(b)	99,800	13,590,764
		65,425,976
IT Consulting & Other Services - 19.5%
Accenture PLC Class A	430,780	121,604,886
Amdocs Ltd.	235,700	18,620,300
Cognizant Technology Solutions Corp. Class A	79,600	5,265,540
EPAM Systems, Inc. (a)	152,000	27,045,360
Gartner, Inc. (a)	138,100	57,956,427
Globant SA (a)(b)	147,000	23,684,640
IBM Corp.	286,900	47,869,265
Kyndryl Holdings, Inc. (a)	1,198,000	31,878,780
		333,925,198
TOTAL IT SERVICES		399,351,174
Professional Services - 7.3%
Data Processing & Outsourced Services - 4.2%
ExlService Holdings, Inc. (a)	1,156,093	34,520,937
Genpact Ltd.	661,100	21,855,966
Maximus, Inc.	189,728	16,335,581
		72,712,484
Human Resource & Employment Services - 3.1%
Automatic Data Processing, Inc. (b)	213,275	52,235,313
TOTAL PROFESSIONAL SERVICES		124,947,797
Software - 4.5%
Application Software - 1.9%
Intuit, Inc.	56,656	32,658,785
Systems Software - 2.6%
Microsoft Corp.	105,900	43,962,267
TOTAL SOFTWARE		76,621,052
TOTAL COMMON STOCKS (Cost $910,150,822)		1,703,370,527

Money Market Funds - 14.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,247,601	1,247,850
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	238,696,121	238,719,990
TOTAL MONEY MARKET FUNDS (Cost $239,967,840)		239,967,840

TOTAL INVESTMENT IN SECURITIES - 113.4% (Cost $1,150,118,662)	1,943,338,367
NET OTHER ASSETS (LIABILITIES) - (13.4)%	(229,909,926)
NET ASSETS - 100.0%	1,713,428,441

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,207,948	102,042,363	103,002,461	47,372	-	-	1,247,850	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	447,422,090	205,232,142	413,934,242	60,903	-	-	238,719,990	1.0%
Total	449,630,038	307,274,505	516,936,703	108,275	-	-	239,967,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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